UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05812

CITIFUNDS PREMIUM TRUST

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: August 31

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05812
Reporting Period: 07/01/2004 - 06/30/2005
CitiFunds Premium Trust

============ CITIFUNDS PREMIUM TRUST - CITI PREMIUM LIQUID RESERVES ============

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============= CITIFUNDS PREMIUM TRUST - CITI PREMIUM U.S. TREASURY =============
=============                       RESERVES                       =============

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIFUNDS PREMIUM TRUST

By:

/s/ R. Jay Gerken

R. Jay Gerken

President and Principal Executive Officer of

CitiFunds Premium Trust

Date: August 31, 2005